Finance expenses	12 Months Ended
Dec. 31, 2023
Finance Expenses
Finance expenses

Note 21 – Finance expenses:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Interest in respect of loan from related party	-	-	43
Expenses in respect of fees and interest	23,493	14,059	4,627
Exchange differences	554	-	4,536
Interest expense in respect of lease liability	726	630	375
Other	828	266	-
Total finance expenses	25,601	14,955	9,581